UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
EuroFund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

BlackRock EuroFund
Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.0%
KBC Bancassurance Holding (a)	98,455	$ 3,704,663
Denmark — 4.8%
Carlsberg A/S	86,485	9,300,041
Christian Hansen Holding A/S	179,763	4,076,941
Novo-Nordisk A/S, Class B	29,831	3,746,254
		17,123,236
Finland — 3.2%
Kone Oyj, Class B	78,061	4,489,566
Nokian Renkaat Oyj	165,771	7,048,206
		11,537,772
France — 15.9%
AXA SA	447,436	9,348,762
BNP Paribas SA	71,082	5,196,425
CFAO SA	5,043	189,060
Cie de Saint-Gobain SA	119,404	7,302,221
Compagnie Generale de
Geophysique SA (a)	259,096	9,375,223
Legrand Promesses	198,126	8,241,567
Schneider Electric SA	46,025	7,860,680
Societe Generale SA	73,828	4,795,441
Technip SA	42,929	4,577,000
		56,886,379
Germany — 17.4%
Bayer AG	135,967	10,505,199
Continental AG (a)	124,786	11,214,674
E.ON AG	114,518	3,482,390
HeidelbergCement AG	89,752	6,241,133
K+S AG	63,616	4,797,021
Kabel Deutschland Holding AG (a)	148,910	7,847,561
Linde AG	30,291	4,782,402
Metro AG	72,715	4,952,686
SAP AG	135,962	8,315,480
		62,138,546
Italy — 3.1%
Intesa Sanpaolo SpA	2,045,433	6,034,198
Saipem SpA	91,158	4,842,688
		10,876,886
Netherlands — 3.7%
ING Groep NV CVA (a)	570,740	7,244,868
TNT NV	235,182	6,038,783
		13,283,651
Norway — 1.8%
DnB NOR ASA	419,774	6,436,301
Spain — 3.5%
Amadeus IT Holding SA, Class A (a)	275,090	5,250,991

Common Stocks	Shares	Value
Spain (concluded)
Banco Bilbao Vizcaya Argentaria
SA	239,785	$ 2,909,226
Banco Santander SA	383,770	4,476,296
		12,636,513
Sweden — 3.6%
Swedbank AB, A Shares	290,306	4,963,984
TeliaSonera AB	895,236	7,737,147
		12,701,131
Switzerland — 10.5%
Adecco SA, Registered Shares	59,288	3,891,998
Julius Baer Group Ltd.	149,253	6,461,680
Nestle SA, Registered Shares	255,670	14,640,964
The Swatch Group Ltd., Bearer
Shares	13,440	5,930,520
Syngenta AG	20,621	6,708,548
		37,633,710
United Kingdom — 30.9%
BP Plc	1,457,334	10,707,152
Barclays Plc	634,779	2,850,128
Burberry Group Plc	394,216	7,425,048
Centrica Plc	1,303,298	6,796,446
Imperial Tobacco Group Plc	133,961	4,133,543
International Power Plc	839,702	4,147,707
Johnson Matthey Plc	137,917	4,111,700
Prudential Plc	523,121	5,924,171
Rio Tinto Plc, Registered Shares	168,511	11,913,431
Royal Dutch Shell Plc, Class B	420,234	15,260,391
Tullow Oil Plc	157,933	3,664,779
Vodafone Group Plc	3,632,241	10,351,185
William Morrison Supermarkets Plc	1,931,222	8,541,928
Wolseley Plc	163,726	5,511,665
Xstrata Plc	385,517	8,994,710
		110,333,984
Total Long-Term Investments
(Cost – $322,607,948) – 99.4%		355,292,772
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.14% (b)(c)	3,863,993	3,863,993

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
DKK	Danish Krone	GBP	British Pound
EUR	Euro	USD	US Dollar

BLACKROCK EUROFUND MARCH 31, 2011 1

BlackRock EuroFund
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

		Par
Time Deposits		(000)	Value
Netherlands – 0.0%
Brown Brothers Harriman & Co.,
0.05%, 4/01/11	DKK	311	$58,971
United Kingdom — 0.0%
Brown Brothers Harriman & Co.,
0.12%, 4/01/11	GBP	114	182,852
Total Time Deposits – 0.0%			241,823
Total Short-Term Securities
(Cost – $4,105,816) – 1.1%			4,105,816
Total Investments
(Cost – $326,713,764*) – 100.5%			359,398,588
Liabilities in Excess of Other Assets – (0.5)%			(1,959,673)
Net Assets – 100.0%		$ 357,438,915

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 330,177,968
Gross unrealized appreciation	$ 36,560,613
Gross unrealized depreciation	(7,339,993)
Net unrealized appreciation	$ 29,220,620

(a) Non-income producing security.
(b) Represents the current yield as of report date.
(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	June 30,	Net	March 31,
Affiliate	2010	Activity	2011	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	893,336	2,970,657	3,863,993	$ 5,549

• Foreign currency exchange contracts as of March 31, 2011 were as follows:
				Unrealized
Currency	Currency	Counter- Settlement Appreciation
Purchased	Sold	party	Date (Depreciation)
DKK 19,140,901	USD 3,613,195	Goldman	4/01/11	$24,930
		Sachs
		International
USD 1,061,997	EUR 754,138 State Street		4/01/11	(6,787)
		Global
		Markets, LLC
USD 84,723	GBP 52,856	Goldman	4/01/11	(69)
		Sachs
		International
Total			$ 18,074

2 BLACKROCK EUROFUND MARCH 31, 2011

BlackRock EuroFund
Schedule of Investments(concluded)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	$ 2,909,226	$ 352,383,546	—	$ 355,292,772
Short-Term
Securities
Money Market
Funds	3,863,993	—	—	3,863,993
Time Deposits	—	241,823	—	241,823
Total	$ 6,773,219 $	352,625,369	—	$ 359,398,588
[1]See above Schedule of Investments for values in each country.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	—	$24,930	—	$ 24,930
Liabilities:
Foreign currency exchange contracts	—	(6,856)	—	(6,856)
Total	—	$ 18,074	—	$ 18,074
[2]Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK EUROFUND MARCH 31, 2011 3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock EuroFund

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: May 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: May 25, 2011